Prepaid expenses and deposits (Details) (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current:
Prepaid insurance and property taxes	793	1,257
Prepaid lease payments	1,408	4,624
Prepaid interest	297	434
Prepaid expenses and deposits	2,498	6,315
Long term:
Prepaid lease payments (note 13(a))	764	895